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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08284

Saffron Fund, Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Rose Ann Bubloski
UBS Global Asset Management (US) Inc.
51 West 52nd Street, New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-882-5000

Date of fiscal year end:	11/30/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

The shareholders of the Fund voted at the annual general meeting on June 19, 2003, to permit the Fund, at the discretion of the Board of Directors, to liquidate the Fund's portfolio of investment securities and invest the proceeds in cash and cash-equivalents.  The Fund sold all of its relatively liquid portfolio securities before June 30, 2003.  The Fund still held relatively illiquid equity securities in a total of six Indian companies on June 30, 2003, all of them unlisted.

The following are the names of the issuers of the equity securities which the Fund held for part or all of the period between July 1, 2003 and June 30, 2004:

ABB Ltd

Dilip Chhabria Designs Private Limited

Kotak Mahindra Finance Ltd

New Delhi Television Ltd

Sun Pharmaceuticals Ltd

Wockhardt Limited

The Fund did not receive notification of, or proxy materials for, any shareholder meetings relating to any of the abovementioned securities between July 1, 2003 and June 30, 2004.

Because the Fund was still attempting to sell these securities, and because the quantity and value of these securities was small (approximately $3.3 million in market value, or 5.2% of the value of the assets of the Fund), the Board of Directors determined that it would not be in the interests of the Fund’s shareholders to incur costs to investigate whether the issuers of any of these equity securities were holding shareholder meetings without notifying the Fund.  The Fund did in fact succeed in selling all of these securities by June 30, 2004 except for the shares of Dilip Chhabria Designs Private Limited.

For these reasons, the Fund is unaware of any occasions between July 1, 2003 and June 30, 2004 when it may have been eligible to vote any of its portfolio securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Saffron Fund, Inc.

By (Signature and Title)*	/s/ Rose Ann Bubloski
Rose Ann Bubloski, Treasurer

Date	August 31, 2004

* Print the name and title of each signing officer under his or her signature.